Net Loss Per Share Attributable to Common Stockholders - Additional Information (Detail) - shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Preferred stock, shares outstanding	0	0
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	0	1,000,000	1,000,000
Initial Public Offering [Member]
Class of Stock [Line Items]
Convertible preferred stock converted into common stock	250,000